Financial Risks - Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 8,412	€ 6,284
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3,501	3,566
The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3,617	2,375
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,050	199
Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	71	62
Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	27	20
Asia [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	7	1
Equity Funds 1 [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	401	351
Equity Funds 1 [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	141	142
Equity Funds 1 [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	196	161
Equity Funds 1 [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	63	47
Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	287	290
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	203	232
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3	5
Common shares [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	8
Common shares [member] | Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3	4
Common shares [member] | Asia [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	7	1
Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	233	192
Preferred Shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	187	192
Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,700	2,147
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	530	633
Investments in real estate [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,150	1,495
Investments in real estate [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4	4
Investments in real estate [member] | Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	17	15
Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	681	691
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	678	688
Hedge funds [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	1
Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,666	1,448
Other Alternative Investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,206	1,122
Other Alternative Investments [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	438	309
Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,443	1,165
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	555	556
Other financial asset [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	832	410
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,046	194
Other financial asset [member] | Central & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	2
Other financial asset [member] | Spain & Portugal [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	7	2
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	5	4
Asset management [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1
Asset management [member] | Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	2
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	1
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	134	57
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	66	40
Holding and other activities [member] | Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	46
Holding and other activities [member] | Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 22	€ 18